UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 6718

Dreyfus Investment Grade Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)
Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end: 7/31
Date of reporting period: July 1, 2007-June 30, 2008

Item 1. Proxy Voting Record

Dreyfus Investment Grade Funds, Inc.

================== DREYFUS INFLATION ADJUSTED SECURITIES FUND ==================

===================== DREYFUS PREMIER YIELD ADVANTAGE FUND =====================

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

==================== DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND =====================

CHASEFLEX TRUST SERIES 2006-2

Ticker:	Security ID: 16165MAA6
Meeting Date: FEB 19, 2008	Meeting Type: Written Consent
Record Date: FEB 22, 2007

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PAYING AGENT IS HEREBY INSTRUCTED TO For	For	Management
ALLOW THE AMENDMENT OF THE POOLING AND
SERVICING AGREEMENT.

--------------------------------------------------------------------------------

CHASEFLEX TRUST SERIES 2006-2

Ticker:	Security ID: 16165MAG3
Meeting Date: FEB 19, 2008	Meeting Type: Written Consent
Record Date: FEB 22, 2007

# Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PAYING AGENT IS HEREBY INSTRUCTED TO For	For	Management
ALLOW THE AMENDMENT OF THE POOLING AND
SERVICING AGREEMENT.

==================== DREYFUS PREMIER SHORT-TERM INCOME FUND ====================

CHASEFLEX TRUST SERIES 2006-2

Ticker:	Security ID: 16165MAA6
Meeting Date: FEB 19, 2008	Meeting Type: Written Consent

Record Date: FEB 22, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PAYING AGENT IS HEREBY INSTRUCTED TO	For	For	Management
ALLOW THE AMENDMENT OF THE POOLING AND
SERVICING AGREEMENT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 19, 2008